Share Capital and Share Premium - Schedule of Convertible Preferred Stock Converted Certain Preferred Stock to Common Stock (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Preferred A [Member]
Disclosure of classes of share capital [line items]
Beginning balance shares	1,240,000	1,240,000
Beginning balance amount	$ 1,240,000	$ 1,240,000
Changes
Changes
Ending balance shares	1,240,000	1,240,000
Ending balance amount	$ 1,240,000	$ 1,240,000
Issued
Issued
Common shares convertible after 1:4 reverse share split	31,000
Common shares convertible after 1:4 reverse share split
Preferred C [Member]
Disclosure of classes of share capital [line items]
Beginning balance shares	150,000	150,000
Beginning balance amount	$ 1,500,000	$ 1,500,000
Changes
Changes
Ending balance shares	150,000	150,000
Ending balance amount	$ 1,500,000	$ 1,500,000
Issued
Issued
Common shares convertible after 1:4 reverse share split	18,750
Common shares convertible after 1:4 reverse share split
Preferred D [Member]
Disclosure of classes of share capital [line items]
Beginning balance shares	80,000	80,000
Beginning balance amount	$ 3,120,000	$ 3,120,000
Changes
Changes
Ending balance shares	80,000	80,000
Ending balance amount	$ 3,120,000	$ 3,120,000
Issued
Issued
Common shares convertible after 1:4 reverse share split	26,000
Common shares convertible after 1:4 reverse share split
Preferred E [Member]
Disclosure of classes of share capital [line items]
Beginning balance shares
Beginning balance amount
Changes
Changes
Ending balance shares	717,500
Ending balance amount	$ 2,152,500
Issued	1,000,000
Issued	$ 3,000,000
Converted	(282,500)
Converted	$ (847,500)
Common shares convertible after 1:4 reverse share split	1,793,750
Common shares convertible after 1:4 reverse share split
Preference shares [member]
Disclosure of classes of share capital [line items]
Beginning balance shares	1,470,000	1,470,000
Beginning balance amount	$ 5,860,000	$ 5,860,000
Changes
Changes
Ending balance shares	2,187,500	1,470,000
Ending balance amount	$ 8,012,500	$ 5,860,000
Issued	1,000,000
Issued	$ 3,000,000
Converted	(282,500)
Converted	$ (847,500)
Common shares convertible after 1:4 reverse share split	1,869,500
Common shares convertible after 1:4 reverse share split